FAIR VALUE MEASUREMENTS - Summary of fair values of assets and liabilities (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
LIABILITIES:
Warrant liability	$ 0			$ 225,000
Recurring basis | Liabilities at Fair Value
LIABILITIES:
Warrant liability		$ 5,760	$ 607,199	$ 225,000
Total liabilities		$ 5,760	$ 607,199
Recurring basis | Fair Value Measurements Using Level 1
LIABILITIES:
Warrant liability
Total liabilities
Recurring basis | Fair Value Measurements Using Level 2
LIABILITIES:
Warrant liability
Total liabilities
Recurring basis | Fair Value Measurements Using Level 3
LIABILITIES:
Warrant liability		$ 5,760	$ 607,199	$ 225,000
Total liabilities		$ 5,760	$ 607,199